Note 43 - Condensed Statement of Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income (Deutsche Bank Parent) [Line Items]
Interest income, excluding dividends from subsidiaries		€ 38,205	€ 20,682	€ 13,830
Dividends received from [Abstract]
Dividends received from bank subsidiaries		516	395	356
Dividends received from nonbank subsidiaries		2,255	1,117	893
Interest expense		26,260	9,909	5,120
Net interest and dividend income		14,715	12,284	9,959
Provision for credit losses		1,158	829	317
Net interest and dividend income after provision for credit losses		13,557	11,455	9,642
Noninterest income [Abstract]
Commissions and fee income		4,513	4,383	4,987
Net gains (losses) on financial assets/liabilities at fair value through profit or loss		4,681	1,824	2,151
Other income (loss)	[1]	412	3,541	(105)
Total noninterest income		8,782	9,747	7,034
Noninterest expenses [Abstract]
Compensation and benefits		5,896	5,679	5,395
General and administrative expenses		6,540	6,273	7,427
Services provided by (to) affiliates, net		2,540	2,165	2,097
Impairment of goodwill and other intangible assets		0	0	0
Total noninterest expenses		14,975	14,118	14,918
Profit (loss) before income taxes		7,363	7,084	1,757
Income tax expense (benefit)		906	(1,189)	213
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components		€ 6,457	€ 8,273	€ 1,544

[1]	[1] Includes net gains (losses) on financial assets mandatory at fair value through other comprehensive income as well as impairments and write-ups on investments in subsidiaries.